UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $566,992 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    77211  1465654 SH       SOLE                  1362588        0   103066
APPLIED MATLS INC              COM              038222105    36524  3527172 SH       SOLE                  3278475        0   248697
ASCENA RETAIL GROUP INC        COM              04351G101    48666  1797786 SH       SOLE                  1671147        0   126639
ASPEN TECHNOLOGY INC           COM              045327103    49343  3231392 SH       SOLE                  3003926        0   227466
COMFORT SYS USA INC            COM              199908104    24384  2930710 SH       SOLE                  2714395        0   216315
CULP INC                       COM              230215105     9584  1134209 SH       SOLE                  1009365        0   124844
JDA SOFTWARE GROUP INC         COM              46612K108    69782  2977036 SH       SOLE                  2767571        0   209465
JOS A BANK CLOTHIERS INC       COM              480838101    27549   590798 SH       SOLE                   549212        0    41586
KNOLL INC                      COM NEW          498904200    41825  3052953 SH       SOLE                  2838359        0   214594
MONARCH CASINO & RESORT INC    COM              609027107     7407   757375 SH       SOLE                   678504        0    78871
MTS SYS CORP                   COM              553777103    22935   748520 SH       SOLE                   695841        0    52679
OPEN TEXT CORP                 COM              683715106    59485  1141311 SH       SOLE                  1060947        0    80364
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    21749  1436547 SH       SOLE                  1334903        0   101644
PROGRESS SOFTWARE CORP         COM              743312100    48727  2776493 SH       SOLE                  2581018        0   195475
WATERS CORP                    COM              941848103    21821   289062 SH       SOLE                   268716        0    20346